Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 235,246	$ 219,360
Service cost	7,655	7,768	$ 8,921
Interest cost	9,108	8,929	8,372
Exchange rate differences	1,551	(669)
Actuarial (gain) losses	19,794	6,861
Benefits paid	6,213	7,003
Benefit obligation at end of year	267,141	235,246	219,360
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	140,240	127,455
Actual return on Plans' assets (net of expenses)	23,343	10,035
Employer contribution	10,591	9,753
Benefits paid	6,213	7,003
Fair value of Plans' assets at end of year	167,961	140,240	127,455
Funded status	(99,180)	(95,003)
Unrecognized net actuarial loss	71,385	71,839
Unrecognized prior service cost	(141)	(206)
Accrued benefit liability, current	(1,580)	(1,254)
Accrued benefit liability, non-current	(97,600)	(93,749)
Accumulated other comprehensive income (loss), pre-tax	71,526	72,045
Net amount recognized	(27,654)	(22,958)
Retiree Medical Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	2,053	1,791
Service cost	64	71
Interest cost	67	60
Actuarial (gain) losses	(439)	233
Employee contribution	36	33
Benefits paid	140	135
Benefit obligation at end of year	1,641	2,053	$ 1,791
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	0
Employer contribution	104	102
Employee Contribution	36	33
Benefits paid	140	135
Fair value of Plans' assets at end of year	0	0
Funded status	(1,641)	(2,053)
Unrecognized net actuarial loss	(1,420)	(1,110)
Accrued benefit liability, current	(111)	(180)
Accrued benefit liability, non-current	(1,531)	(1,873)
Accumulated other comprehensive income (loss), pre-tax	(1,419)	(1,110)
Net amount recognized	$ (3,061)	$ (3,163)